Related Party Transactions (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party D [Member]
Related party expenses	$ 24,800	$ 47,200	$ 41,600	$ 83,200
Description for nature of transaction	Cash paid for consulting fees
Related Party C [Member]
Description for nature of transaction			Cash paid for management fee
Related Party D One [Member]
Related party expenses	$ 6,200	11,800	$ 10,400	20,800
Description for nature of transaction			Cash paid for consulting and advisory fees
Related Party E [Member]
Related party expenses	40,410	37,165	$ 69,264	73,635
Description for nature of transaction			Cash paid for management fee
Related Party E One [Member]
Related party expenses	$ 19,590	$ 2,835	$ 62,736	6,365
Description for nature of transaction			Cash paid for royalty and sales commissions
Related Party K [Member]
Related party expenses			$ 85,980	0
Description for nature of transaction			100,000 shares of common stock issued for advisory fee
Related Party J [Member]
Related party expenses			$ 348,000	0
Description for nature of transaction			20,000 shares of Series C preferred stock for advisory fee
Related Party I [Member]
Related party expenses			$ 214,950	$ 0
Description for nature of transaction			250,000 shares of common stock issued for advisory fee